Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income tax expense

	2020	2019
Current income tax expense
Expense for the year	$50.9	$42.3
Adjustment in respect of prior years	(2.4)	(3.2)
Current income tax expense	$48.5	$39.1
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	$(30.2)	20.2
Impact of changes in tax rates	(0.8)	(1.0)
Change in unrecognized deductible temporary differences	(6.4)	(0.1)
Adjustments in respect of prior years	2.2	3.4
Other	—	0.2
Deferred income tax (recovery) expense	$(35.2)	$22.7
Income tax expense	$13.3	$61.8

Reconciliation of the provision for income taxes

	2020	2019
Net income before income taxes	$339.5	$405.9
Statutory tax rate	26.5%	26.6%
Tax expense at statutory rate	$90.0	$108.0
Reconciling items:
Change in unrecognized deductible temporary differences	$(6.4)	$(0.1)
Income/expenses not taxed	(4.2)	(4.3)
Differences in foreign statutory tax rates	(66.0)	(42.8)
Differences due to changing future tax rates	(0.8)	(1.0)
Foreign withholding tax	—	0.3
Temporary differences subject to initial recognition exemption	0.6	1.5
Other	0.1	0.2
Income tax expense	$13.3	$61.8

Schedule of income tax (expense) recovery recognized in other comprehensive income (loss)

	2020			2019
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Gain	Expense	Gain	Tax Gain	Expense	Gain
Gain (loss) on change in the fair value of equity investments at FVTOCI	$50.5	$(6.7)	$43.8	$11.4	$(1.5)	$9.9
Currency translation adjustment	19.6	—	19.6	32.3	—	32.3
Other comprehensive income	$70.1	$(6.7)	$63.4	$43.7	$(1.5)	$42.2

Deferred tax		$(6.7)			$(1.5)
Tax expense in other comprehensive income		$(6.7)			(1.5)

Schedule of components of deferred income tax assets and liabilities

	2020	2019
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$44.1	$6.5
Non-capital loss carry-forwards	0.6	0.3
Other	0.4	—
	$45.1	$6.8

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$0.3	$(1.7)
Royalty, stream and working interests	89.6	89.0
Non-capital loss carry-forwards	(3.9)	(4.3)
Investments	11.6	4.3
Other	(6.1)	(4.9)
	$91.5	$82.4
Deferred income tax liabilities, net	$46.4	$75.6

Schedule of movement in net deferred tax liabilities

	2020	2019
Balance, beginning of year	$75.6	$50.0
Recognized in net income	(35.2)	22.5
Recognized in other comprehensive income	6.7	1.5
Recognized in equity	0.3	0.4
Other	(1.0)	1.2
Balance, end of year	$46.4	$75.6

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$14.7	2030-2038
Chile	Non-Capital Losses	2.3	No expiry
		$17.0

Schedule of deductible temporary differences, losses and unused tax credits for which no deferred tax assets

	2020	2019
Royalty, stream and working interests	$25.1	$48.0
Tax losses (expiry dates - 2029-2033)	23.6	24.7
	$48.7	$72.7